UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Stillwater Capital Advisors, LLC

Address: 200 W. Lancaster Avenue
         Wayne, PA 19087


13F File Number: 028-13804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas A. Swope
Title:   Chief Compliance Officer
Phone:


Signature, Place and Date of Signing:


/s/ Douglas A. Swope             Wayne, PA		      May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     47

Form 13F Information Table Value Total:  $141,128
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

                                                      FORM 13F INFORMATION TABLE
                                                          March 31, 2011


															Voting Authority

								Value		Shares/		Sh/	Put/	Invstmt	Other
Name of Issuer			Title of class	CUSIP		(x$1000)	Prn Amt		Prn	Call	Dscretn	Managers	Sole	Shared	None

American Electric Power Inc	COM		025537101	2564		72970		SH		Sole			72970
Apple Inc			COM		037833100	9484		27212		SH		Sole			27212
AT&T Inc			COM		00206r102	3833		125210		SH		Sole			125210
Bristol-Myers Squibb Co		COM		110122108	3999		151315		SH		Sole			151315
Celgene Corp			COM		151020104	4314		74929		SH		Sole			74929
Centurylink Inc			COM		156700106	5053		121615		SH		Sole			121615
Chevron Corp			COM		166764100	364		3383		SH		Sole			3383
Citigroup Inc			COM		172967101	897		202893		SH		Sole			202893
Du Pont E I de Nemours & Co	COM		263534109	4099		74575		SH		Sole			74575
Entergy Corp			COM		29364g103	1714		25505		SH		Sole			25505
Exxon Mobil Corp		COM		30231g102	5032		59808.4		SH		Sole			59808.4
General Electric Co		COM		369604103	5421		270371.88	SH		Sole			270371.88
Hewlett Packard Co		COM		428236103	3566		87050		SH		Sole			87050
Honeywell Intl Inc		COM		438516106	4192		70207.34	SH		Sole			70207.34
Intel Corp			COM		458140100	4383		217205		SH		Sole			217205
International Business Machine	COM		459200101	4709		28878.99	SH		Sole			28878.99
JPMorgan Chase & Co		COM		46625h100	5463		118508.02	SH		Sole			118508.02
Kraft Foods Inc Cl A		COM		50075n104	3821		121850		SH		Sole			121850
Marathon Oil Corp		COM		565849106	4445		83385		SH		Sole			83385
McDonalds Corp			COM		580135101	5652		74273.99	SH		Sole			74273.99
PepsiCo Inc			COM		713448108	4559		70778.82	SH		Sole			70778.82
Pfizer Inc			COM		717081103	5299		260923		SH		Sole			260923
PG&E Corp			COM		69331c108	2371		53670		SH		Sole			53670
PPL Corp			COM		69351t106	3619		143045		SH		Sole			143045
Procter & Gamble Co		COM		742718109	4192		68051.08	SH		Sole			68051.08
Schlumberger Ltd		COM		806857108	4502		48268.47	SH		Sole			48268.47
United Technologies Corp	COM		913017109	5126		60555.23	SH		Sole			60555.23
US Bancorp Del			COM		902973304	3977		150470		SH		Sole			150470
Verizon Communications Inc	COM		92343v104	6337		164434.22	SH		Sole			164434.22
Visa Inc Cl A			COM		92826c839	3734		50720		SH		Sole			50720
iShares Tr Consumer Goods Inde	CONS GOODS IDX	464287812	857		12938		SH		Sole			12938
iShares Tr Consumer Services I	CONS SRVC IDX	464287580	844		11954		SH		Sole			11954
iShares Tr DJ US Energy		DJ US ENERGY	464287796	1608		35385		SH		Sole			35385
iShares Tr DJ US Financial Sec	DJ US FINL SEC	464287788	1714		28989		SH		Sole			28989
iShares Tr DJ US Healthcare	DJ US HEALTHCR	464287762	1247		18043		SH		Sole			18043
iShares Tr DJ US Telecom	DJ US TELECOM	464287713	429		18008		SH		Sole			18008
iShares Tr DJ US Utilities	DJ US UTILS	464287697	294		3703		SH		Sole			3703
iShares Tr Index DJ US Industr	DJ US INDUSTRL	464287754	856		12044		SH		Sole			12044
iShares Tr Index DJ US Tech Se	DJ US TECH SEC	464287721	1650		24796		SH		Sole			24796
iShares Tr MSCI Emerg Mkt	MSCI EMERG MKT	464287234	594		12201		SH		Sole			12201
iShares Tr Russell 1000 Growth	RUSSELL 1000GRO	464287614	359		5935		SH		Sole			5935
iShares Tr Russell 1000 Value	RUSSELL 1000VAL	464287598	549		8000		SH		Sole			8000
Vanguard Index Funds Growth ET	GROWTH ETF	922908736	238		3700		SH		Sole			3700
Vanguard Index Funds Value ETF	VALUE ETF	922908744	204		3600		SH		Sole			3600
Vanguard Tax-Managed Fund Euro	EUROPE PAC ETF	921943858	359		9625		SH		Sole			9625
WisdomTree Trust DEFA Fund	DEFA FD		97717w703	2211		44470		SH		Sole			44470
WisdomTree Trust Mid Cap Div F	MIDCAP DIVI FD	97717w505	394		7300		SH		Sole			7300
REPORT SUMMARY 	47	DATA RECORDS	141128		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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